Income Tax	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Income Tax [Abstract]
INCOME TAX

NOTE 5 — INCOME TAX

Income taxes consist of the following:

	For the 6 months period ended September 30, 2023	For the 6 months period ended September 30, 2022
	(US$)	(US$)
Current tax expenses	$—	$178,287
Deferred tax expense	(31,380)	78,663
Income tax expense	$(31,380)	$256,950

Deferred tax related to the translations of foreign operations consists of Lytus Technologies Private Limited a Wholly owned subsidiary from INR to USD have been calculated at the rate of the jurisdiction in which a subsidiary situated i.e. in India (at the rate 25.17% as of September 30, 2023 and March 31, 2023).

Accounting for Income Taxes

British Virgin Islands

Under the current laws of BVI, Lytus Technology Holdings PTV. Ltd. is not subject to tax on income or capital gains. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the BVI.

India (subsidiaries in India)

Income tax expense represents the sum of the current tax and deferred tax.

The charge for current tax is based on the result for the period adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the reporting date.

Current and deferred tax is recognized in the income statement unless the item to which the tax relates was recognized outside the income statement being other comprehensive income or equity. The tax associated with such an item is also recognized in other comprehensive income or equity respectively.

NOTE 5 — INCOME TAX

Income tax consist of the following for the year ended March 31, 2023:

	For the year ended March 31, 2023	For the year ended March 31, 2022
	(US$)	(US$)
Current tax expenses	$387,407.00	$1,117,861
Deferred tax (benefit)/expense	135,640.00	(537,915)
Income tax expense	$523,047.00	$579,946

Consolidated statement of comprehensive income

	For the year ended March 31, 2023	For the year ended March 31, 2022
	(US$)	(US$)
Deferred tax related to item charged directly to equity:
Net loss/(gain) on translations of foreign subsidiaries	$(72,663)	$(253,425)
Total	$(72,663)	$(253,425)

Deferred tax related to the translations of foreign operations consists of Lytus Technologies Private Limited and Sri Sai from INR to USD have been calculated at the rate of the jurisdiction in which a subsidiary situated i.e. in India (at the rate of 25.17% for the years ended March 31, 2023 and 2022, respectively).

Accounting for Income Taxes

British Virgin Islands

Under the current laws of BVI, Lytus Technology Holdings Ptv. Ltd. is not subject to tax on income or capital gains. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the BVI.

GHSI

Prior to enactment of P.L. 115-97, a non-US corporation engaged in a US trade or business was taxed at a 35% US CIT rate on income from US sources effectively connected with that business (i.e. effectively connected income or ECI). However, as noted above, P.L. 115-97 significantly revised the federal tax regime. P.L. 115-97 permanently reduced the 35% CIT rate on ECI to a 21% flat rate for tax years beginning after 31 December 2017. Certain US-source income (e.g. interest, dividends, and royalties) not effectively connected with a non-US corporation’s business continues to be taxed on a gross basis at 30%.

Alternate Minimum Tax

AMT previously was imposed on corporations other than S corporations (see below) and small C corporations (generally those with three-year average annual gross receipts not exceeding 7.5 million US dollars [USD]). The tax was 20% of alternative minimum taxable income (AMTI) in excess of a USD 40,000 exemption amount (subject to a phase-out). AMTI was computed by adjusting the corporation’s regular taxable income by specified adjustments and ‘tax preference’ items. Tax preference or adjustment items could arise, for example, if a corporation had substantial accelerated depreciation, percentage depletion, intangible drilling costs, or non-taxable income.

P.L. 115-97 repealed the corporate AMT effective for tax years beginning after 31 December 2017 and provided a mechanism for prior-year corporate AMT credits to be refunded by the end of 2021.

P.L. 116-136, enacted as part of COVID-19 relief legislation, amended this provision and provided for all corporate AMT credits to be refunded by the end of 2019. More specifically, P.L. 116-136 accelerated the ability of companies to receive refunds of AMT credits in tax years beginning in 2019. Alternatively, companies could elect to claim the entire refundable AMT credit in tax years beginning in 2018.

State Taxes:

Corporate Income Tax rates vary from state to state and generally range from 1% to 12% (although some states impose no income tax). The most common taxable base is federal taxable income, which is modified by state provisions and generally is apportioned to a state on the basis of an apportionment formula consisting of one or more of the following: tangible assets and rental expense, sales and other receipts, and payroll. Many states are moving away from a three-factor formula in favour of a one-factor receipts apportionment methodology.

There are effectively no taxes in GHSI, as GHSI is running into tax losses in United States during the year ended March 31, 2022.

India (subsidiary in India)

Income tax expense represents the sum of the current tax and deferred tax.

The charge for current tax is based on the result for the period adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the reporting date.

Current and deferred tax is recognized in the income statement unless the item to which the tax relates was recognized outside the income statement being other comprehensive income or equity. The tax associated with such an item is also recognized in other comprehensive income or equity respectively.

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Accounting profit before tax	$(1,112,790)	$176,911
Less: Net loss of the Lytus BVI and non-taxable loss/(profit) of GHSI	(3,134,953)	(1,421,362)
Net Accounting profit	2,022,163	1,598,273
At Indian statutory income tax rate of 25.17%	508,979	402,286
Accelerated tax depreciation	(139,328)	537,958
Others mainly timing differences	8,038	—
Non-deductible expenses net	—	177,708
Exchange differences	9,718	(91)
Current income tax expense reported on consolidated statements of profit or loss and other comprehensive income	$387,407	1,117,861

Reflected in the financial statement of financial position as follows:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Opening balance	$3,305,308	2,313,098
Acquired in business combination (Refer Note 23)	121,319	—
Current income tax accrual	387,407	$1,117,861
Adjustment on account of modification	(3,399,850)
Exchange rate difference	(15,010)	(103,837)
Taxes paid/adjustments	—	—
Reversed on deconsolidation of a subsidiary	—	(21,814)
Closing balance of current income taxes payables	$399,174	$3,305,308

Deferred tax

Deferred tax relates to the following temporary differences:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Deferred tax assets
Acquired in business combination	$—	$—
Accelerated depreciation on tangible and intangible assets	—	—
Temporary timing differences	(22,878)	22,878
Foreign currency translations of foreign subsidiary	126,624	103,746
Exchange rate difference	—	—
On change of rates from 22.88% to 25.17%	—	—
Total deferred tax assets	$103,746	$126,624

Deferred tax liabilities
Accelerated depreciation on tangible and intangible assets	$1,625,271	$1,599,108
Acquired in business combination	295,177	—
Temporary differences	9,929	—
On translations of foreign subsidiary operations	72,663	—
Reversed in deconsolidation/Modification of contracts	(1,533,644)	—
Exchange rate difference	8,963	(65,465)
Total deferred tax liabilities	$478,359	$1,533,643

Reconciliation of deferred tax (liabilities)/asset net:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Opening balance	$(1,407,020)	$(1,689,279)
Tax expense during the period recognised in profit & loss	(135,640)	537,958
Exchange rate difference	(37,613)	73,149
Tax expenses during the period recognised in other comprehensive income	72,663	(253,425)
Temporary timing differences	(9,929)	—
Reversed on deconsolidation of a subsidiary	1,510,767	(75,423)
Acquired in business combination	(295,177)	—
Total deferred tax (liabilities)/assets net	$(374,613)	$(1,407,020)